RELATED PARTY TRANSACTIONS (Details)	0 Months Ended			9 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended					1 Months Ended		12 Months Ended				1 Months Ended	12 Months Ended
	Aug. 24, 2011 USD ($)	Aug. 11, 2011 USD ($)	Aug. 09, 2011 USD ($)	Jul. 08, 2010 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Oct. 31, 2001 Board of Directors, Former Chairman [Member] USD ($)	Dec. 31, 2012 Board of Directors, Former Chairman [Member] USD ($)	Dec. 31, 2011 Board of Directors, Former Chairman [Member] USD ($)	Dec. 31, 2010 Board of Directors, Former Chairman [Member] USD ($)	Dec. 31, 2009 Board of Directors, Former Chairman [Member] USD ($)	Jul. 08, 2010 Board of Directors, Former Chairman [Member]	Mar. 31, 2005 Former Principal Shareholder [Member] USD ($)	Mar. 31, 2005 Former Principal Shareholder [Member] ILS	Dec. 31, 2012 Former Principal Shareholder [Member] USD ($)	Dec. 31, 2011 Former Principal Shareholder [Member] USD ($)	Dec. 31, 2010 Former Principal Shareholder [Member] USD ($)	Dec. 31, 2009 Former Principal Shareholder [Member] USD ($)	Oct. 31, 2001 Co-founder [Member] USD ($)	Dec. 31, 2012 Co-founder [Member] USD ($)	Dec. 31, 2011 Co-founder [Member] USD ($)	Dec. 31, 2010 Co-founder [Member] USD ($)	Dec. 31, 2009 Co-founder [Member] USD ($)	Dec. 31, 2009 Non-external Directors [Member] ILS
Related Party Transaction [Line Items]
Monthly payment								$ 10,500						$ 7,000						$ 4,600
Monthly car lease payment														1,100	4,200
Monthly director's fee								1,500						1,500
Payments												32,000							22,000					15,000
Percentage of gross receipts from a major customer													2.00%
Consulting expenses											75,000							53,000					37,000
Monthly consulting fee																		3,000					3,000
Expenses									24,000	130,000	83,000					18,000	63,000	38,000			19,000	39,000	21,000
Granted	385,000	300,000	150,000															50,000					100,000		478,543
Exercise price	$ 0.20	$ 0.00	$ 0.11																						0.0582235
Contractual term																									10 years
Amount of debt extinguished				245,000	3,910,000	3,369,000	271,000
Warrants				1,083,071		1,081,871	1,206,142
Fair value of awards issued				130,000	1,240,000	1,220,000	147,000
Number of warrants exercised					589,737
Accrued consulting expenses					$ 226,000